PROSPECTUS

April 5, 2000

as revised July 1, 2000

The Torray Fund
The Torray Fund is a no-load mutual fund managed by The Torray Corporation.


           The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
About the Fund.............................................................   3
Performance................................................................   4
Fund Expenses..............................................................   5
Fund Management............................................................   6
Purchasing and Redeeming Shares............................................   6
Taxes and Distributions....................................................   9
Financial Highlights.......................................................  10

ABOUT THE FUND

Investment Goals

The Torray Fund's goals are to build shareholder wealth over long periods (10 years or more) and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.

There is no guarantee that the Fund will meet these objectives.

Investment Strategies and Policies

The manager's strategy is to buy and hold stocks of quality companies for long-term investment. In this context, "quality" refers to demonstrated earning power, sound finances, solid competitive position, and capable executive leadership. Management never trades for quick profits and no effort is made to forecast the market or time the Fund's investments to take advantage of the perceived outlook. Ordinarily 90% or more of assets will be invested in common stocks with the balance held in U.S. Treasury securities or other cash instruments. Investments are not limited to any particular capitalization size. Positions in individual stocks will generally not exceed 8% of assets and in industry groupings, 25%.

The manager believes that value exists in businesses, not stocks. Consequently, a thorough analysis of corporate economic fundamentals is the essential element of The Torray Corporation's approach. History shows that the stocks of companies generating higher earnings rise over time. The manager's research, therefore, concentrates on studying growing businesses, the objective being to capitalize on the values that accumulate in such enterprises over long periods. Companies that have performed poorly for extended periods or appear headed downhill with little chance of recovery are not bought, regardless of how undervalued their shares may appear. However, quality companies that have fallen from investor favor are often of interest because the price of their shares may fail to reflect the business's intrinsic value. In such cases the manager seeks to determine whether the seemingly low price reflects temporary problems or a serious impairment of economic values. Investments are made only when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in The Torray Fund.

The Fund's goals and investment strategy can be changed without shareholder approval.

MAIN RISKS

Torray Fund investors face the risk that the manager's business analyses prove faulty. The Fund usually holds between 25 and 40 stocks compared to a mutual fund industry average of well over 100. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the general market and many other funds are rising. Beyond that possibility there is always a risk that money may be lost on investments in equity mutual funds.

PERFORMANCE

Below are a chart and table showing the Fund's performance. The bar chart illustrates how the Fund's returns have varied from year to year. The table compares the Fund's performance against the performance of an unmanaged market index. These figures assume that all distributions were reinvested. It is important to remember that the Fund's past performance does not indicate how the Fund will perform in the future.

                     1991   1992  1993  1994   1995   1996   1997  1998   1999
                    ------ ------ ----- ----- ------ ------ ------ ----- ------
The Torray Fund.... 19.98% 21.04% 6.37% 2.41% 50.41% 29.09% 37.12% 8.20% 24.01%

                      Annual Total Return (%) as of 12/31

                                   [GRAPH]

The Fund's best return for a calendar quarter was 21.30% in the fourth quarter of 1998, and the lowest return for a calendar quarter was (21.30%) in the third quarter of 1998.

                  Average Annual Total Returns as of 12/31/99

                                                                        9 Years
                                                          1            beginning
                                                        Year   5 Years 12/31/90*
                                                        -----  ------- ---------
Torray Fund............................................ 24.01%  29.00%   21.22%
S&P 500 Index.......................................... 21.04%  28.55%   20.85%

* Commencement of Operations

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees
 (fees paid directly from your investment)
                                                                          None
Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fees.......................................................... 1.00%
Other Expenses...........................................................  .07
                                                                          ----
Total Annual Fund Operating Expenses..................................... 1.07%
                                                                          ====

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are in all mutual fund prospectuses: a $10,000 investment, a 5% return and fund expenses that remain the same each year. The figures shown in this example are entirely hypothetical. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$ 110                   $ 342                                 $ 593                                $ 1,310

FUND MANAGEMENT

The Fund's manager is The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817. Robert E. Torray has served as President of the manager since 1990. Mr. Torray is also the Chairman of Robert E. Torray & Co. Inc., a manager of large institutional portfolios, that he founded May 1, 1972. Douglas C. Eby, the Fund's co-manager, joined The Torray Corporation in 1992. He serves as its Executive Vice President and is also President of Robert E. Torray & Co. Inc. Mr. Torray is 62 and Mr. Eby is 40.

The manager provides investment advice and portfolio management services and oversees the administration of the Fund. The manager received 1.0% of the Fund's average daily net assets as compensation for these services for the fiscal year ended December 31, 1999.

PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 P.M. eastern time) will be processed at the net asset value calculated that day. Net asset value per share is calculated by dividing the Fund's net assets by the number of shares outstanding after the New York Stock Exchange ("NYSE") closes for the day.

The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, the securities will be valued using fair value guidelines approved by the Fund's board of trustees.

How To Buy Shares

You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

The minimum initial purchase is $10,000. You should send your check payable to "The Torray Fund" with a completed account application to the Fund's transfer agent:

  The Torray Fund
  c/o PFPC Inc.
  211 South Gulph Road
  P.O. Box 61503
  King of Prussia, PA 19406-0903

Additional purchases can be made for $500 or more and should be mailed to:

  The Torray Fund
  c/o PFPC Inc.
  211 South Gulph Rd.
  P.O. Box 61767
  King of Prussia, PA 19406-8767

Please remember to include your account number on your check.

You, your spouse, or your children may open a related account for an initial investment of $2,000 if your current account meets the minimum initial investment amount of $10,000. A related account can be a joint account with your spouse or children or a retirement account such as an IRA.

To open a related account you may be asked to present additional documents as proof of the relationship in addition to an account application. You will also be asked to provide your existing account number and taxpayer identification number. You should use caution when giving these numbers to another person because that person may be able to gain access to your account or other confidential financial information.

You may also buy shares through a broker or other financial institution and may be charged a fee for their services.

How to Redeem Shares

You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

  The Torray Fund
  c/o PFPC Inc.
  211 South Gulph Road
  P.O. Box 61503
  King of Prussia, PA 19406-0903

If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

To redeem by telephone you can call 1-800-626-9769.

Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

Redemptions (including all IRA transfers) sent to an address other than the address of record

For your protection, we will require an acceptable medallion signature guarantee (see below) for all fund redemptions that are sent to a different address than the address of record. This includes all IRA transfers. After December 31, 2000, a redemption request bearing a non-medallion signature guarantee will be returned to you in accordance with the transfer agent's rejection procedures. This could significantly delay your redemption request as it will be returned to you via first class mail. The Fund will not be responsible for delays of this nature.

An acceptable medallion signature guarantee can be obtained from a domestic bank or trust company, broker/dealer, clearing agency, savings association, or other financial institution which is participating in any of the following three medallion programs: Securities Transfer Agents Medallion Program (STAMP) Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these required programs will not be accepted.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

  . To redeem your shares if your account balance falls below $10,000 as a result of redemptions. You will receive 30 days notice to increase the value of your account to $10,000 before the account is closed.

  . To refuse any purchase order.

  . To refuse third-party checks for purchases of shares.

  . To change or waive the Fund's investment minimums.

  . To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

Shareholders should be aware that purchase and redemption requests mailed to the Fund's Maryland address will not be processed until they are received by the Fund's transfer agent (generally the next business day) at the address on page 8. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund's transfer agent.

TAXES AND DISTRIBUTIONS

The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. The manager's buy and hold strategy may act to limit the realization of short- term gains, and defer the realization of long-term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 12/31/99, 12/31/98 and 12/31/97 has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements are incorporated by reference into the Statement of Additional Information, which is available upon request. The information for 12/31/96 and 12/31/95 has been audited by other auditors.

                              Year        Year       Year      Year      Year
                             ended       ended      ended     ended     ended
                            12/31/99    12/31/98   12/31/97  12/31/96  12/31/95
                           ----------  ----------  --------  --------  --------
PER SHARE DATA
Net Asset Value,
  Beginning of Period....  $   36.480  $   33.850  $ 25.220  $ 20.110  $13.755
Income From Investment
  Operations:
Net Investment Income....       0.073       0.139     0.130     0.186    0.215
Net Gains on Securities
  (both realized and
  unrealized)............       8.616       2.630     9.206     5.642    6.674
                           ----------  ----------  --------  --------  -------
 Total from Investment
   Operations............       8.689       2.769     9.336     5.828    6.889
Less Distributions:
Dividends (from Net
  Investment Income).....      (0.073)     (0.139)   (0.130)   (0.187)  (0.214)
Distributions (from
  Capital Gains).........      (0.786)      0.000    (0.576)   (0.531)  (0.320)
                           ----------  ----------  --------  --------  -------
 Total Distributions.....      (0.859)     (0.139)   (0.706)   (0.718)  (0.534)
                           ----------  ----------  --------  --------  -------
Net Asset Value, End of
  Period.................  $   44.310  $   36.480  $ 33.850  $ 25.220  $20.110
                           ==========  ==========  ========  ========  =======

TOTAL RETURN /1/ ........       24.01%       8.20%    37.12%    29.09%   50.41%

RATIOS/SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's omitted)........  $1,895,538  $1,458,854  $608,537  $116,593  $50,744
Ratio of Expenses to
  Average Net Assets.....        1.07%       1.09%     1.13%     1.25%    1.25%
Ratio of Net Income to
  Average Net Assets.....        0.18%       0.42%     0.47%     0.87%    1.31%
Portfolio Turnover Rate..       32.55%      25.96%    11.72%    20.95%   22.56%

----------
/1/Past performance is not predictive of future performance.

                               INVESTMENT MANAGER

                             The Torray Corporation
                        6610 Rockledge Drive, Suite 450
                               Bethesda, MD 20817

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                              INDEPENDENT AUDITORS

                       Briggs, Bunting, & Dougherty, LLP
                          Two Logan Square, Suite 2121
                              18th & Arch Streets
                          Philadelphia, PA 19103-4901

                                 TRANSFER AGENT

                                   PFPC Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903

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                        HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-annual Report to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036, in writing to The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817 or on the Fund's web site at www.torray.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@ sec.gov.

The Torray Fund - 811-06096

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                                      The
                                    TORRAY
                                     FUND

                                --------------

                                  PROSPECTUS

                                --------------

                                 April 5, 2000

                            as revised July 1, 2000

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